Interest Charges and Related Fees - Summary of Interest Charges and Related Fees (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of interest charges and related fees [line items]
Subordinated loans	€ 110	€ 88	€ 62
Trust pass-through securities	9	8	8
Borrowings	194	252	300
Other	191	164	136
Total	505	513	507
Interest charges accrued on financial assets and liabilities	232	298	€ 143
Aegon N.V [member]
Disclosure of interest charges and related fees [line items]
Subordinated borrowings	67	80
Borrowings	50	57
Other	8	2
Total	€ 126	€ 139